Operating assets and liabilities, Inventories (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 USD ($)	[1]	Jun. 30, 2024 AUD ($)
Current [Abstract]
Raw materials		$ 13,301				$ 19,654
Work in progress		5,772				7,566
Finished goods		3,649				2,922
Consumables and spare parts		2,560				2,984
Provision for trial wheels, obsolescence and scrap		(3,109)				(4,290)
Inventories at the lower of cost and net realizable value		22,173		$ 19,101		$ 28,836
Inventories expense	$ 96,000	54,600	$ 57,000
Obsolescence and scrap inventory expense	$ 7,700	$ 4,400	$ 4,000

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars